Other comprehensive income	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other comprehensive income
17	Other comprehensive income

	2018	2017	2016
	RMB million	RMB million	RMB million
		(Note)	(Note)
Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year	42	8	(38)
Reclassification adjustments for amounts transferred to profit or loss:
- interest expense (Note 15)	(13)	17	46
Net deferred tax debited to other comprehensive income	(7)	(6)	(2)

	22	19	6

Equity investments measured at FVOCI:
Changes in fair value recognised during the year	319	—	—
Net deferred tax debited to other comprehensive income	(80)	—	—

	239	—	—

Share of other comprehensive income of associates
Will not be reclassified to profit or loss	(4)	—	—
May be reclassified subsequently to profit or loss	—	2	(2)

	(4)	2	(2)

Differences resulting from the translation of foreign currency financial statements	(2)	—	—

Available-for-sale financial assets:
Changes in fair value recognized during the year	—	123	362
Net deferred tax debited to other comprehensive income	—	(31)	(90)

	—	92	272

Note: The Group has initially applied IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b)(i).